Note 4 - Liquidity and Going Concern Issues (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 02, 2012 Visser [Member]
Note 4 - Liquidity and Going Concern Issues (Details) [Line Items]
Net Cash Provided by (Used in) Operating Activities	$ (4,028)	$ (3,656)	$ (5,173)	$ 7,071
Net Cash Provided by (Used in) Investing Activities	(185)	(64)	(86)	(178)
Net Cash Provided by (Used in) Financing Activities	74	12,299	12,299	(10,350)
Cash and Cash Equivalents, at Carrying Value	3,023	8,701	7,162	122	5,072
Common Stock, Value, Issued	373		242	130		12,000
Common Stock, Shares, Issued (in Shares)	373,040,523		242,074,324	134,467,554		18,750,000
Share Price (in Dollars per share)	$ 0.384					$ 0.384
Outstanding Principal and Accrued Interest, Convertible note			$ 7,000